Statement of Operations	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Formation and operating costs	$ 30,000
General and administrative expenses	2,239,443
Franchise tax expense	100,000
Loss from operations	(2,369,443)
Financing expenses on derivative classified instrument	(12,137,500)
Gain on marketable securities (net), dividends and interest, held in Trust Account	5,244
Change in fair value of derivative liabilities	9,850,000
Loss before income tax expense	(4,651,699)
Net loss	(4,651,699)
Common Class A [Member]
Net loss	$ (187,819)
Weighted average shares outstanding , basic and diluted | shares	685,843
Basic and diluted net loss per share | $ / shares	$ (0.26)
Common Class A [Member] | Non Redeemable Common Stock [Member]
Weighted average shares outstanding , basic and diluted | shares	685,843
Basic and diluted net loss per share | $ / shares	$ (0.26)
Common Class A [Member] | Common Stock Subject To Possible Redemption [Member]
Net loss	$ (3,094,621)
Weighted average shares outstanding , basic and diluted | shares	23,900,602
Basic and diluted net loss per share | $ / shares	$ (0.13)
Common Class B [Member]
Net loss	$ (1,369,259)
Weighted average shares outstanding , basic and diluted | shares	5,000,000
Basic and diluted net loss per share | $ / shares	$ (0.27)
Common Class B [Member] | Non Redeemable Common Stock [Member]
Weighted average shares outstanding , basic and diluted | shares	5,000,000
Basic and diluted net loss per share | $ / shares	$ (0.27)